RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	6 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease liabilities	¥ 1,064,223		$ 149,892	¥ 3,091,290
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	94,167	$ 13,263
Annual rental expense	1,100,000	160,000
Rights of use lease assets, net	113,361		15,967	335,976	$ 46,333
Operating lease liabilities	113,361		$ 15,967	¥ 335,976	$ 46,333
Founder one
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 40,000	$ 5,634
Lessee, Operating Lease, Period of Contract	April 1, 2022 - March 31, 2024	April 1, 2022 - March 31, 2024
Founder two
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 31,667	$ 4,460
Lessee, Operating Lease, Period of Contract	January 1, 2023 - Dec 31, 2023	January 1, 2023 - Dec 31, 2023
Founder three
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 22,500	$ 3,169
Lessee, Operating Lease, Period of Contract	January 1, 2023 - Dec 31, 2023	January 1, 2023 - Dec 31, 2023